Financial Instruments - Summary of Tempest Put options (Detail) - Put Options [Member] - Tempest [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Growth Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase	$ 33.0
Probable Scenario	31.0
Decrease	28.0
Discount rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase	25.0
Probable Scenario	31.0
Decrease	$ 37.0